Schedule I Statements of Statements of Shareholders' Equity (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2014 USD ($) shares
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 3,433,569		¥ 3,334,260		¥ 3,146,762
Foreign currency translation	2,177	$ 314	6,153		6,008
Exercise of share options	1,144		1,518		3,183
Share-based compensation	4,937		17,653		23,598
Repurchase of ordinary shares			(6,276)
Acquisition of additional interest in a subsidiary	(179,223)		(187,810)		(11,371)
Share of other comprehensive income in affiliates	(37,911)		37,567
Changes in fair value of short term investments	632
Net income	167,638		215,481		166,080
Balance	3,404,094	490,291	3,433,569		3,334,260
Share Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 8,592	$ 1,326	¥ 8,563		¥ 7,624
Balance, shares | shares	1,155,059,526	1,155,059,526	1,150,565,906	1,150,565,906	998,861,526	998,861,526
Issue new shares to employees					¥ 928
Issue new shares to employees, shares | shares					150,000,000	150,000,000
Foreign currency translation
Exercise of share options	¥ 17		¥ 29		¥ 11
Exercise of share options, shares | shares	2,597,400	2,597,400	4,493,620	4,493,620	1,704,380	1,704,380
Share-based compensation
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary	¥ 49
Acquisition of additional interest in a subsidiary, shares | shares	7,416,000	7,416,000
Share of other comprehensive income in affiliates
Changes in fair value of short term investments
Net income
Balance	¥ 8,658	$ 1,247	¥ 8,592	$ 1,326	¥ 8,563
Balance, shares | shares	1,165,072,926	1,165,072,926	1,155,059,526	1,155,059,526	1,150,565,906	1,150,565,906
Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 2,454,244	$ 378,870	¥ 2,601,401		¥ 2,329,962
Issue new shares to employees					256,563
Foreign currency translation
Exercise of share options	1,127		(4,787)		3,172
Share-based compensation	4,937		17,653		23,598
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary	(174,779)		(160,023)		(11,894)
Share of other comprehensive income in affiliates
Changes in fair value of short term investments
Net income
Balance	2,301,655	331,507	2,454,244	$ 378,870	2,601,401
Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Issue new shares to employees
Foreign currency translation
Exercise of share options			¥ 6,276
Exercise of share options, shares | shares			2,261,100	2,261,100
Share-based compensation
Repurchase of ordinary shares			¥ (6,276)
Repurchase of ordinary shares, shares | shares			(2,261,100)	(2,261,100)
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates
Changes in fair value of short term investments
Net income
Balance
Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	871,356	134,514	764,963		618,885
Issue new shares to employees
Foreign currency translation
Exercise of share options
Share-based compensation
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates
Changes in fair value of short term investments
Net income	157,047		210,086		161,760
Balance	1,018,928	146,756	871,356	$ 134,514	764,963
Accumulated Other Comprehensive Income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(50,048)	(7,726)	(105,106)		(111,114)
Issue new shares to employees
Foreign currency translation	21,483		17,491		6,008
Exercise of share options
Share-based compensation
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates	(37,911)		37,567
Changes in fair value of short term investments	632
Net income
Balance	(65,844)	(9,483)	(50,048)	(7,726)	(105,106)
Subscription Receivables [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(268,829)	(41,500)	(257,491)
Issue new shares to employees					(257,491)
Foreign currency translation	(19,306)		(11,338)
Exercise of share options
Share-based compensation
Repurchase of ordinary shares
Acquisition of additional interest in a subsidiary
Share of other comprehensive income in affiliates
Changes in fair value of short term investments
Net income
Balance	(288,135)	(41,500)	(268,829)	(41,500)	(257,491)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 3,317,430	$ 3,317,430	3,210,752		3,028,097
Balance, shares | shares	1,155,059,526	1,155,059,526
Issue new shares to employees
Foreign currency translation	¥ 2,177		6,153		6,008
Exercise of share options	1,144		1,518		3,183
Share-based compensation	4,937		17,653		23,598
Other					(11,894)
Repurchase of ordinary shares			6,276
Share of other comprehensive income in affiliates	(37,911)		37,567
Disposal of subsidiaries	16,126
Changes in fair value of short term investments	632
Net income	157,047		210,086		161,760
Balance	¥ 3,286,852	$ 473,405	¥ 3,317,430	$ 3,317,430	3,210,752
Balance, shares | shares	1,155,059,526	1,155,059,526	1,155,059,526	1,155,059,526
Parent Company [Member] | Share Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 8,592	$ 1,326	¥ 8,563		¥ 7,624
Balance, shares | shares	1,155,059,526	1,155,059,526	1,150,565,906	1,150,565,906	998,861,526	998,861,526
Issue new shares to employees					¥ 928
Issue new shares to employees, shares | shares					150,000,000	150,000,000
Foreign currency translation
Exercise of share options	¥ 17		¥ 29		¥ 11
Exercise of share options, shares | shares	2,597,400	2,597,400	4,493,620	4,493,620	1,704,380	1,704,380
Share-based compensation
Other
Acquisition of additional interest in a subsidiary	¥ 49
Acquisition of additional interest in a subsidiary, shares | shares	7,416,000	7,416,000
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income
Balance	¥ 8,658	$ 1,247	¥ 8,592	$ 1,326	¥ 8,563
Balance, shares | shares	1,165,072,926	1,165,072,926	1,155,059,526	1,155,059,526	1,150,565,906	1,150,565,906
Parent Company [Member] | Additional Paid-in Capital [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 2,454,244	$ 378,870	¥ 2,601,401		¥ 2,329,962
Issue new shares to employees					256,563
Foreign currency translation
Exercise of share options	1,127		(4,787)		3,172
Share-based compensation	4,937		17,653		23,598
Other					(11,894)
Acquisition of additional interest in a subsidiary	(174,779)		(160,023)
Share of other comprehensive income in affiliates
Disposal of subsidiaries	16,126
Changes in fair value of short term investments
Net income
Balance	2,301,655	$ 331,507	2,454,244	$ 378,870	2,601,401
Parent Company [Member] | Treasury Stock [Member]
Condensed Financial Statements, Captions [Line Items]
Balance
Balance, shares | shares
Issue new shares to employees
Foreign currency translation
Exercise of share options			¥ 6,276
Exercise of share options, shares | shares			2,261,100	2,261,100
Share-based compensation
Other
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income
Balance
Balance, shares | shares
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	¥ 1,173,471	$ 181,153	¥ 963,385		¥ 801,625
Issue new shares to employees
Foreign currency translation
Exercise of share options
Share-based compensation
Other
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income	157,047		210,086		161,760
Balance	1,330,518	191,634	1,173,471	$ 181,153	963,385
Parent Company [Member] | Accumulated Other Comprehensive Income [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(50,048)	(7,726)	(105,106)		(111,114)
Issue new shares to employees
Foreign currency translation	21,483		17,491		6,008
Exercise of share options
Share-based compensation
Other
Share of other comprehensive income in affiliates	(37,911)		37,567
Disposal of subsidiaries
Changes in fair value of short term investments	632
Net income
Balance	(65,844)	(9,483)	(50,048)	(7,726)	(105,106)
Parent Company [Member] | Subscription Receivables [Member]
Condensed Financial Statements, Captions [Line Items]
Balance	(268,829)	(41,500)	(257,491)
Issue new shares to employees					(257,491)
Foreign currency translation	(19,306)		(11,338)
Exercise of share options
Share-based compensation
Other
Share of other comprehensive income in affiliates
Disposal of subsidiaries
Changes in fair value of short term investments
Net income
Balance	¥ (288,135)	$ (41,500)	¥ (268,829)	$ (41,500)	¥ (257,491)